Exhibit 99.1

World Omni Auto Receivables Trust 2018-D
Monthly Servicer Certificate
July 31, 2020

Dates Covered
Collections Period	07/01/20 - 07/31/20
Interest Accrual Period	07/15/20 - 08/16/20
30/360 Days	30
Actual/360 Days	33
Distribution Date	08/17/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/20	524,914,758.76	27,792
Yield Supplement Overcollateralization Amount 06/30/20	25,831,024.28	0
Receivables Balance 06/30/20	550,745,783.04	27,792
Principal Payments	21,585,598.06	527
Defaulted Receivables	590,994.93	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/20	24,273,117.90	0
Pool Balance at 07/31/20	504,296,072.15	27,235

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.39%
Prepayment ABS Speed	1.39%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	3,829,788.10	166
Past Due 61-90 days	1,183,009.29	48
Past Due 91-120 days	322,550.61	18
Past Due 121+ days	0.00	0
Total	5,335,348.00	232

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.01%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	500,834.45
Aggregate Net Losses/(Gains) - July 2020	90,160.48
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.20%
Prior Net Losses Ratio	0.53%
Second Prior Net Losses Ratio	0.99%
Third Prior Net Losses Ratio	1.35%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.97%

Overcollateralization Target Amount	5,799,404.83
Actual Overcollateralization	5,799,404.83
Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	6.77%
Weighted Average Remaining Term	45.89

Flow of Funds	$ Amount
Collections	28,980,659.12
Investment Earnings on Cash Accounts	1,159.24
Servicing Fee(1)	(458,954.82)
Transfer to Collection Account	0.00
Available Funds	28,522,863.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,286,931.33
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	14,582,166.88
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,799,404.83
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,850,102.25
(12) Collection Account Redeposits	4,858,000.00

Total Distributions of Available Funds	28,522,863.54
Servicing Fee	458,954.82
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 07/15/20	518,878,239.03
Principal Paid	20,381,571.71
Note Balance @ 08/17/20	498,496,667.32

Class A-1
Note Balance @ 07/15/20	0.00
Principal Paid	0.00
Note Balance @ 08/17/20	0.00
Note Factor @ 08/17/20	0.0000000%

Class A-2a
Note Balance @ 07/15/20	36,675,339.21
Principal Paid	16,742,005.33
Note Balance @ 08/17/20	19,933,333.88
Note Factor @ 08/17/20	6.1904764%

Class A-2b
Note Balance @ 07/15/20	7,972,899.82
Principal Paid	3,639,566.38
Note Balance @ 08/17/20	4,333,333.44
Note Factor @ 08/17/20	6.1904763%

Class A-3
Note Balance @ 07/15/20	351,000,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	351,000,000.00
Note Factor @ 08/17/20	100.0000000%

Class A-4
Note Balance @ 07/15/20	76,260,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	76,260,000.00
Note Factor @ 08/17/20	100.0000000%

Class B
Note Balance @ 07/15/20	31,320,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	31,320,000.00
Note Factor @ 08/17/20	100.0000000%

Class C
Note Balance @ 07/15/20	15,650,000.00
Principal Paid	0.00
Note Balance @ 08/17/20	15,650,000.00
Note Factor @ 08/17/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,433,189.58
Total Principal Paid	20,381,571.71
Total Paid	21,814,761.29

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	91,993.98
Principal Paid	16,742,005.33
Total Paid to A-2a Holders	16,833,999.31

Class A-2b
One-Month Libor	0.17475%
Coupon	0.31475%
Interest Paid	2,300.35
Principal Paid	3,639,566.38
Total Paid to A-2b Holders	3,641,866.73

Class A-3
Coupon	3.33000%
Interest Paid	974,025.00
Principal Paid	0.00
Total Paid to A-3 Holders	974,025.00

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.3764390
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.5745145
Total Distribution Amount	20.9509535

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.2856956
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	51.9938054
Total A-2a Distribution Amount	52.2795010

A-2b Interest Distribution Amount	0.0328621
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	51.9938054
Total A-2b Distribution Amount	52.0266675

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	715.46
Noteholders' Principal Distributable Amount	284.54

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/20	2,609,619.51
Investment Earnings	331.57
Investment Earnings Paid	(331.57)
Deposit/(Withdrawal)	-
Balance as of 08/17/20	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$7,693,334.42	$13,763,322.23	$18,067,031.80
Number of Extensions	320	560	744
Ratio of extensions to Beginning of Period Receivables Balance	1.40%	2.40%	3.03%

(1)   The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

      Such amounts have priority prior to the application of Available Funds.